Trading Assets and Liabilities	12 Months Ended
Dec. 31, 2010
Trading Assets and Liabilities [Abstract]
Trading Assets and Liabilities

6.	Trading Assets and Liabilities

The following table presents trading assets and liabilities as of December 31:

	Korean Won (in millions)
	2009	2010

Trading assets:
Debt securities
Korean treasury and government agencies	3,380,238	3,288,068
Corporate	4,666,957	4,956,485
Financial institutions	891,027	837,955
Asset-backed securities(1)	727,977	16,238
Equity securities	379,247	261,715
Beneficiary certificates(2)	45,423	56,893

Total debt and equity instruments	10,090,869	9,417,354

Foreign exchange spot contracts	1,373	1,855
Derivative instruments
Foreign currency derivatives	2,798,747	2,218,410
Interest rate derivatives	1,240,545	1,360,028
Equity derivatives	54,426	77,270
Commodity derivatives	39,319	25,187

Total derivative instruments and foreign exchange spot contracts	4,134,410	3,682,750

Total trading assets	14,225,279	13,100,104

Trading liabilities:
Foreign exchange spot contracts	2,705	2,099
Derivative instruments
Foreign currency derivatives	2,152,913	1,550,916
Interest rate derivatives	1,287,285	1,406,508
Credit derivatives	192,265	351
Equity derivatives	453,885	351,883
Commodity derivatives	42,188	25,442

Total trading liabilities	4,131,241	3,337,199

(1)	Asset-backed securities whose value and income payments are mainly derived from and collateralized by a specific pool of underlying assets such as loans collateralized by real estate or automobiles, credit card loans, mortgage loans, loans to constructions and various type of loans.
(2)	Beneficiary certificates are beneficial interests in an investment pool in the form of certificates.